SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenues	$ 11,375	[1],[2]	$ 9,351	[3],[4]	$ 2,685	[5],[6]
Revenues From Services [Member]
IfrsStatementLineItems [Line Items]
Revenues	1,730		1,364		1,548
Revenues From Leasing [Member]
IfrsStatementLineItems [Line Items]
Revenues	433		341		387
Revenues From Sales Of Precision Metal Parts [Member]
IfrsStatementLineItems [Line Items]
Revenues	3,084		3,958
Revenues From Smart Carts Project [Member]
IfrsStatementLineItems [Line Items]
Revenues	$ 6,128		$ 3,688		$ 750

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.
[3]	All non-current assets are located in the state of Israel.
[4]	All revenues are generated in the state of Israel.
[5]	All non-current assets are located in the state of Israel.
[6]	All revenues are generated in the state of Israel.